BORROWINGS - Reconciliation of movement in financial liabilities to cash flow statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Borrowings
Net debt at beginning of the year	£ (7,263)	£ (7,907)
Cash flows	(93)	(213)
Foreign exchange	(28)	373
Fair value adjustments, interest and reclassification	(129)	27
Net debt at end of the year	(7,513)	(7,720)
Total financial liabilities arising from financing activities
Borrowings
Net debt at beginning of the year	(8,566)	(10,114)
Cash flows	434	1,353
Foreign exchange	(57)	388
Fair value adjustments, interest and reclassification	(129)	27
Net debt at end of the year	(8,318)	(8,346)
Long-term borrowings
Borrowings
Net debt at beginning of the year	(7,688)	(8,567)
Cash flows		(40)
Foreign exchange	(41)	360
Fair value adjustments, interest and reclassification	1,550	668
Net debt at end of the year	(6,179)	(7,579)
Short-term borrowings
Borrowings
Net debt at beginning of the year	(767)	(1,394)
Cash flows	412	1,352
Foreign exchange	(14)	22
Fair value adjustments, interest and reclassification	(1,520)	(698)
Net debt at end of the year	(1,889)	(718)
Lease liabilities
Borrowings
Net debt at beginning of the year	(133)	(123)
Cash flows	33	29
Foreign exchange	(1)	4
Fair value adjustments, interest and reclassification	(62)	(42)
Net debt at end of the year	(163)	(132)
Derivative financial instruments
Borrowings
Net debt at beginning of the year	22	(30)
Cash flows	(11)	12
Foreign exchange	(1)	2
Fair value adjustments, interest and reclassification	(97)	99
Net debt at end of the year	(87)	83
Cash and cash equivalents net of bank overdrafts
Borrowings
Net debt at beginning of the year	1,303	2,207
Cash flows	(527)	(1,566)
Foreign exchange	29	(15)
Net debt at end of the year	£ 805	£ 626